Financial instruments (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Restricted cash	$ 1,394
Accounts receivable	5,253		$ 10,216
Other assets	156		39
Accounts payable and accrued liabilities	(6,979)		(9,384)
Current portion of royalty obligation	(362)		(872)
Current portion of acquisition payable	(637)		(649)
Holdback payable	(1,876)
Current portion of contingent consideration	(1,925)
Income taxes payable	(164)		(517)
Current portion of lease obligation	(367)		(240)
Royalty obligation	(335)		(1,176)
Acquisition payable	(1,132)		$ (1,655)
Contingent consideration	$ (51)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 1,758		$ 9,518
Restricted cash		1,095
Accounts receivable		4,032		7,817
Other assets		123		30
Accounts payable and accrued liabilities		(4,698)		(6,714)
Current portion of royalty obligation		(284)		(671)
Current portion of acquisition payable		(500)		(500)
Holdback payable		(1,473)
Current portion of contingent consideration		(1,512)
Income taxes payable		(129)		(398)
Current portion of lease obligation		(77)
Royalty obligation		(263)		(906)
Acquisition payable		(889)		(1,275)
Contingent consideration		(40)
Lease obligation		(354)
Derivative financial assets liabilities		$ (3,211)		$ 6,901